UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)            (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Semi-Annual Report 2018
For the fiscal period from June 1, 2018 through November 30, 2018
(Unaudited)

              Nebraska Fund

Institutional Class Shares
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Nebraska Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Nebraska Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Nebraska Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Nebraska Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Nebraska Fund:

See Our Web site @ ncfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Rule 30e-3:

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://secure.ncfunds.com/Cavalier, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at https://secure.ncfunds.com/Cavalier.

Nebraska Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 90.20%

Communication Services - 0.53%
* Windstream Holdings, Inc.	15,489	$46,622
		46,622
Consumer Discretionary - 2.55%
The Buckle, Inc,	11,795	225,285
		225,285
Consumer Staples - 9.50%
Conagra Brands, Inc.	3,064	99,090
Hormel Foods Corp.	3,197	144,153
John B Sanfilippo & Son, Inc.	1,829	113,800
Kellogg Co.	1,894	120,553
Sysco Corp.	1,842	124,151
Tyson Foods, Inc.	1,706	100,569
Walmart, Inc.	1,393	136,026
		838,342
Energy - 2.71%
Green Plains, Inc.	14,718	239,167
		239,167
Financials - 28.71%
* Berkshire Hathaway, Inc.	5,785	1,258,064
Lincoln National Corp.	1,708	107,553
Nelnet, Inc.	6,071	330,566
TD Ameritrade Holding Corp.	15,590	838,898
		2,535,081
Health Care - 9.44%
Becton Dickinson and Co.	513	129,661
GlaxoSmithKline PLC	2,898	121,339
National Research Corp.	10,790	430,197
Pfizer, Inc.	3,297	152,420
		833,617
Industrials - 34.17%
Kawasaki Heavy Industries Ltd.	9,148	83,431
Lindsay Corp.	3,927	397,255
Union Pacific Corp.	7,113	1,093,837
Valmont Industries, Inc.	5,974	779,846
Werner Enterprises, Inc.	19,572	662,708
		3,017,077
Information Technology - 2.59%
CSG Systems International, Inc.	2,941	103,141
PayPal Holdings, Inc.	1,463	125,540
		228,681

Total Common Stocks (Cost $7,830,859)		7,963,872

		(Continued)

Nebraska Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 3.65%
Financials - 3.65%
SPDR S&P Regional Banking ETF		5,784	$322,516

Total Exchange-Traded Product (Cost $355,555)			322,516

LIMITED PARTNERSHIPS - 5.36%
Energy - 2.63%
Green Plains Partners LP		17,242	232,077

Financials - 2.73%
America First Multifamily Investors LP		43,183	241,393

Total Limited Partnerships (Cost $550,026)			473,470

Total Value of Investments (Cost $8,736,440) - 99.21%			$8,759,858

Other Assets Less Liabilities - 0.79%			69,962

Net Assets - 100.00%			$8,829,820

§ Represents 7 day effective yield
* Non income-producing investment

The following accronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

Summary of Investments

by Sector	% of Net Assets	Value
Communicaton Services	0.53%	$46,622
Consumer Discretionary	2.55%	225,285
Consumer Staples	9.50%	838,342
Energy	2.71%	239,167
Financials	28.71%	2,535,081
Health Care	9.44%	833,617
Industrials	34.17%	3,017,077
Information Technology	2.59%	228,681
Exchange-Traded Product	3.65%	322,516
Limited Partnerships	5.36%	473,470
Other Assets Less Liabilities	0.79%	69,962
Total Net Assets	100.00%	$8,829,820

See Notes to Financial Statements

Nebraska Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $8,736,440)	$8,759,858
Receivables:
Fund shares sold	1,812
Dividends and interest	12,858
Due from Advisor	28,544
Prepaid expenses:
Registration and filing expenses	28,616
Compliance fees	4,744
Fund accounting fees	2,875
Professional fees	844
Insurance fees	459
Security pricing fees	258

Total assets	8,840,868

Liabilities:
Due to custodian	1,246
Payables:
Fund shares repurchased	4,943
Accrued expenses:
Trustee fees and meeting expenses	1,225
Administration fees	1,042
Custody fees	977
Miscellaneous expenses	904
Shareholder fulfillment fees	600
Distribution and service fees - Class C Shares	74
Transfer agent fees	37

Total liabilities	11,048

Total Net Assets	$8,829,820

Net Assets Consist of:
Paid in capital	$8,874,397
Distributable earnings	(44,577)

Total Net Assets	$8,829,820

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	726,045
Net Assets	$8,728,590
Net Asset Value, Offering Price and Redemption Price Per Share	$12.02

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	8,419
Net Assets	$101,230
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.02

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Nebraska Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends (net of withholding tax $71)	$81,964

Total Investment Income	81,964

Expenses:
Advisory fees (note 2)	40,933
Registration and filing expenses	26,025
Fund accounting fees (note 2)	17,000
Professional fees	14,532
Transfer agent fees (note 2)	13,537
Administration fees (note 2)	12,032
Shareholder fulfillment fees	5,265
Trustee fees and meeting expenses (note 3)	4,011
Custody fees (note 2)	3,558
Compliance fees (note 2)	2,006
Miscellaneous expenses (note 2)	1,654
Security pricing fees	1,504
Insurance fees	664
Distribution and service fees - Class C Shares (note 4)	497

Total Expenses	143,218

Fees waived and reimbursed by Advisor (note 2)	(97,696)

Net Expenses	45,522

Net Investment Income	36,442

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	5,138

Net change in unrealized depreciation on investments	(306,444)

Net Realized and Unrealized Loss on Investments	(301,306)

Net Decrease in Net Assets Resulting from Operations	$(264,864)

See Notes to Financial Statements

Nebraska Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment income			$36,442	$35,879
Net realized gain from investment transactions			5,138	165,031
Net change in unrealized appreciation (depreciation) on investments			(306,444)	346,317

Net Increase (Decrease) in Net Assets Resulting from Operations			(264,864)	547,227

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(32,632)	(35,532)
Class C Shares			(10)	(131)

Decrease in Net Assets Resulting from Distributions			(32,642)	(35,663)

Beneficial Interest Transactions:
Shares sold			645,077	8,201,079
Reinvested dividends and distributions			15,846	11,992
Shares repurchased			(465,632)	(581,302)

Increase from Beneficial Interest Transactions			195,291	7,631,769

Increase (Decrease) in Net Assets			(102,215)	8,143,333

Net Assets:
Beginning of Period			8,932,035	788,702
End of Period			$8,829,820	$8,932,035

	November 30,		May 31,
Share Information:	2018 (a)		2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	51,134	$630,049	688,099	$8,144,471
Reinvested dividends and distributions	1,311	15,836	964	11,861
Shares repurchased	(37,962)	(459,718)	(44,777)	(525,112)
Net Increase in Shares of
Beneficial Interest	14,483	$186,167	644,286	$7,631,220

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,217	$15,028	4,651	$56,608
Reinvested dividends and distributions	1	10	10	131
Shares repurchased	(479)	(5,914)	(4,660)	(56,190)
Net Increase in Shares of
Beneficial Interest	739	$9,124	1	$549

(a) Unaudited.

See Notes to Financial Statements

Nebraska Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(g)	2018	2017		2016		2015

Net Asset Value, Beginning of Period	$12.42		$10.51	$10.19		$10.87		$11.41

Income (Loss) from Investment Operations
Net investment income (d)	0.09		0.10	0.12		0.08		0.46
Net realized and unrealized gain (loss)
on investments	(0.45)		1.87	0.30		(0.68)		(0.51)

Total from Investment Operations	(0.36)		1.97	0.42		(0.60)		(0.05)

Less Distributions:
From net investment income	(0.04)		(0.06)	(0.04)		(0.08)		(0.46)
From net realized gains	-		-	-		-		(0.03)
From return of capital	-		-	(0.06)		-		-

Total Distributions	(0.04)		(0.06)	(0.10)		(0.08)		(0.49)

Net Asset Value, End of Period	$12.02		$12.42	$10.51		$10.19		$10.87

Total Return	(2.86)%	(i)	18.76%	4.09%	(a)	(5.51)%	(a)	(0.43)%	(a)

Net Assets, End of Period (in thousands)	$8,729		$8,837	$707		$1,718		$5,241

Ratios of:
Gross Expenses to Average Net Assets (b)	3.14%	(h)	5.83%	20.25%		8.23%		3.56%
Net Expenses to Average Net Assets (b)	0.99%	(h)	0.99%	1.58%		1.58%	(f)	1.23%	(e)
Net Investment Income to Average
Net Assets (b)(c)	0.81%	(h)	0.80%	1.11%		0.75%	(f)	4.19%	(e)

Portfolio turnover rate	0.00%	(i)	40.98%	83.66%		118.07%		23.77%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	Unaudited.
(h)	Annualized.
(i) Not annualized.

See Notes to Financial Statements								(Continued)

Nebraska Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(h)	2018	2017		2016		2015

Net Asset Value, Beginning of Period	$12.44		$10.61	$10.36		$11.12		$11.68

Income (Loss) from Investment Operations
Net investment income (loss) (d)	(0.01)		(0.06)	(0.01)		(0.06)		0.43
Net realized and unrealized gain (loss)
on investments	(0.41)		1.91	0.32		(0.65)		(0.60)

Total from Investment Operations	(0.42)		1.85	0.31		(0.71)		(0.17)

Less Distributions:
From net investment income	(0.00)	(g)	(0.02)	0.00	(g)	(0.05)		(0.36)
From net realized gains	-		-	-		-		(0.03)
From return of capital	-		-	(0.06)		-		-

Total Distributions	(0.00)	(g)	(0.02)	(0.06)		(0.05)		(0.39)

Net Asset Value, End of Period	$12.02		$12.44	$10.61		$10.36		$11.12

Total Return	(3.37)%	(j)	17.43%	3.03%	(a)	(6.41)%	(a)	(1.45)%	(a)

Net Assets, End of Period (in thousands)	$101		$96	$81		$88		$128

Ratios of:
Gross Expenses to Average Net Assets (b)	4.14%	(i)	9.74%	23.68%		8.47%		4.56%
Net Expenses to Average Net Assets (b)	1.99%	(i)	1.99%	2.58%		2.66%	(f)	2.23%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(c)	(0.19)%	(i)	(0.52)%	(0.06)%		(0.61)%	(f)	3.79%	(e)

Portfolio turnover rate	0.00%	(j)	40.98%	83.66%		118.07%		23.77%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015, through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

1.     Organization and Significant Accounting Policies

The Nebraska Fund (the “Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  The Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the “Distributor”).  The Class A Shares are subject to an initial sales charge of 4.50%.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares. The Institutional Class Shares commenced operations on September 20, 2012.  The Class C Shares commenced operations on September 26, 2012.  The Class A Shares became effective September 29, 2017, but as of November 30, 2018, the Class A Shares had not yet commenced operations.
The investment objective of the Fund is to seek equity income and capital appreciation. The Fund seeks to achieve its investment objective of equity income and capital appreciation by investing primarily in common stock of publicly-traded Domiciled Companies and Economic Companies. The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization.  The Economic Companies are those that, during a company's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Nebraska.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g. if the exchange on which a security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation), or which cannot be accurately valued using the Fund's normal pricing procedures, are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2018,  for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$7,963,872	$7,963,872	$-	$-
Exchange-Traded Product	322,516	322,516	-	-
Limited Partnerships	473,470	473,470	-	-
Total Assets	$8,759,858	$8,759,858	$-	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2018.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Sector.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will be paid at least annually.  Capital gains distributions, if any, will also be paid at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Cavalier Investments, LLC (the “Advisor”), calculated at the annual rate of 0.90% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, expenses related to proxy filings for the shareholder meetings of the Fund, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 0.99% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until October 1, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

For the fiscal period ended November 30, 2018, $40,933 in advisory fees were incurred, all of which were waived by the Advisor and $56,763 were reimbursed by the Advisor to the Fund.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $150 per month. As of November 30, 2018, the Administrator received $902 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%	($500/month each
Next $250 million	0.060%			additional class)
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $12,032 in administration fees, $3,558 in custody fees, and $17,000 in fund accounting fees for the fiscal period ended November 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC, provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC, is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $13,537 in transfer agent fees for the fiscal period ended November 30, 2018.

Distributor
Capital Investment Group, Inc. (the “Distributor”), serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

3.     Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.     Distribution and Service Fees

The Board, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and the Class A Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares and Class A Shares or servicing of Class C and Class A shareholder accounts.

The Class C Shares incurred $497 in Distribution and Service Fees during the fiscal period ended November 30, 2018.  As of November 30, 2018, the Class A Shares had not yet commenced operations.

5.     Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$499,097	$ -

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2018.

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

6.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax years of May 31, 2015 through May 31, 2018, and during the period ended November 30, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2018, the Fund did not incur any interest or penalties.

Distributions during the period or year ended were characterized for tax purposes as follows:

	November 30, 2018	May 31, 2018
Ordinary Income	$ 32,642	$ 35,663
Long-Term Capital Gain	-	-

At November 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$8,736,440

Unrealized Appreciation	$603,475
Unrealized Depreciation	(580,057)
Net Unrealized Appreciation	$23,418

7.     Concentration of Risk

As of November 30, 2018, the percentage of net assets invested in the Financial sector was 28.71%.

8.     Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.     New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended November 30, 2018.

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

10.    Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

On December 28, 2018 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund will be liquidated and terminated. Under the terms of the Plan, the Fund will be liquidated as of January 31, 2019, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares.

Distributions

Per share distributions during the subsequent period were as follows:

Class	Record Date	Pay Date	Ordinary Income

Institutional	12/21/2018	12/24/2018	$0.01001
Class C	12/212018	12/24/2018	$ -

Institutional	12/28/2018	12/312018	$0.00327
Class C	12/28/2018	12/31/2018	$0.00327

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Nebraska Fund

Additional Information (Unaudited)

As of November 30, 2018

1.     Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended November 30, 2018.

During the fiscal period ended November 30, 2018, the Fund paid $32,642 in income distributions but no long-term capital gains distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on Class C Shares; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018, through November 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
(Continued)

Nebraska Fund

Additional Information (Unaudited)

As of November 30, 2018

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Nebraska Fund -Institutional Class Shares	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 971.40	$4.89
	$1,000.00	$1,020.10	$5.01
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.99%,    multiplied by 183/365 (to reflect the one-half year period).

Nebraska Fund – Class C Shares	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 966.30	$ 9.81
	$1,000.00	$1,015.09	$10.05
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.99%,    multiplied by 183/365 (to reflect the one-half year period).

Nebraska Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Cavalier Investments
116 South Franklin Street	12600 Deerfield Drive
Post Office Drawer 4365	Suite 100
Rocky Mount, North Carolina 27803	Alpharetta, Georgia 30004

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	cavalierfunds.com

Item 2.      CODE OF ETHICS.
Not applicable.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.     CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
February 1, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
February 1, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
February 1, 2019	Ashley E. Harris Treasurer and Principal Financial Officer